Reconciliation of profit to cash generated from operations	12 Months Ended
Jul. 31, 2021
Disclosure Of Reconciliation Of Profit To Operating Activities [Abstract]
Reconciliation of profit to cash generated from operations	Reconciliation of profit to cash generated from operations
Profit for the year is reconciled to cash generated from continuing and discontinued operations as follows:

	2021	2020	2019
	$m	$m	$m
Profit for the year attributable to shareholders	1,508	961	1,108
Net finance costs	146	144	70
Share of (profit)/loss after tax of associates	(1)	2	(2)
Gain on disposal of interests in associates and other investments	—	(7)	(3)
Impairment of interests in associates	—	22	9
Tax charge	253	307	267
Loss/(gain) on disposal and closure of businesses and impairment of assets held for sale	184	3	(53)
Amortization of acquired intangible assets	134	130	110
Amortization of non-acquired intangible assets	39	35	31
Depreciation and impairment of right of use assets	254	278	—
Depreciation and impairment of property, plant and equipment	136	159	147
Gain on disposal of property, plant and equipment, and assets held for sale	(3)	(3)	(7)
(Increase)/decrease in inventories	(825)	19	(172)
(Increase)/decrease in trade and other receivables	(769)	210	(132)
Increase/(decrease) in trade and other payables	1,023	(9)	227
Decrease in provisions and other liabilities	(57)	(25)	(25)
Share-based payments	71	26	34
Cash generated from operations	2,093	2,252	1,609
Changes in cash and cash equivalents, bank overdrafts and liabilities arising from financing activities

	Cash and cash equivalents (note 17)	Bank overdrafts (note 19)	Total cash, cash equivalents and bank overdrafts	Derivative financial instruments (note 20)	Loans (note 19)	Obligations under finance leases	Total excluding lease liabilities	Lease Liabilities (note 12)	Total including lease liabilities
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At July 31, 2018	833	(375)	458	(2)	(1,530)	(6)	(1,080)	—	(1,080)
Cash movements
Proceeds from loans and derivatives			—	(7)	(750)	—	(757)	—	(757)
Repayments of loans			—	—	2	—	2	—	2
Finance lease capital payments			—	—	—	3	3	—	3
Changes due to disposal of businesses			(1)	—	—	—	(1)	—	(1)
Changes due to acquisition of businesses			11	—	—	(3)	8	—	8
Other cash flows			628	—	—	—	628	—	628
Non-cash movements
Fair value and other adjustments			—	25	(26)	—	(1)	—	(1)
Exchange movements			(10)	6	7	—	3	—	3
At July 31, 2019	1,133	(47)	1,086	22	(2,297)	(6)	(1,195)	—	(1,195)
Adjustment on adoption of IFRS 16	—	—	—	—	—	6	6	(1,481)	(1,475)
At August 1, 2019	1,133	(47)	1,086	22	(2,297)	—	(1,189)	(1,481)	(2,670)
Cash movements
Proceeds from loans and derivatives			—	(7)	(1,162)	—	(1,169)	—	(1,169)
Repayments of loans			—	—	566	—	566	—	566
Lease liability capital payments(1)			—	—	—	—	—	295	295
Interest paid on lease liabilities(1)			—	—	—	—	—	53	53
Changes due to acquisition of businesses			6	—	—	—	6	—	6
Other cash flows			771	—	—	—	771	—	771
Non-cash movements
Lease liability additions			—	—	—	—	—	(115)	(115)
Changes in lease liabilities due to acquisition of businesses			—	—	—	—	—	(30)	(30)
Discount unwinding on lease liabilities			—	—	—	—	—	(53)	(53)
Fair value and other adjustments			—	28	(20)	—	8	(16)	(8)
Exchange movements			4	(4)	(5)	—	(5)	(8)	(13)
At July 31, 2020	2,115	(248)	1,867	39	(2,918)	—	(1,012)	(1,355)	(2,367)
Cash movements
Proceeds from loans and derivatives			—	(4)	—	—	(4)	—	(4)
Repayments of loans			—	—	375	—	375	—	375
Lease liability capital payments(1)			—	—	—	—	—	296	296
Interest paid on lease liabilities(1)			—	—	—	—	—	46	46
Changes due to disposal of businesses			(27)	—	—	—	(27)	133	106
Changes due to acquisition of businesses			13	—	—	—	13	—	13
Other cash flows			(702)	—	—	—	(702)	—	(702)
Non-cash movements
Lease liability additions			—	—	—	—	—	(97)	(97)
Discount unwinding on lease liabilities			—	—	—	—	—	(46)	(46)
Changes in lease liabilities due to acquisition of businesses			—	—	—	—	—	(12)	(12)
Fair value and other adjustments			—	(13)	15	—	2	(44)	(42)
Exchange movements			1	(1)	—	—	—	(11)	(11)
At July 31, 2021	1,335	(183)	1,152	21	(2,528)	—	(1,355)	(1,090)	(2,445)

(1)Total cash outflow in relation to leases including short term leases, leases of low value assets and sublease income in the year ended July 31, 2021, was $359 million (2020: $377 million).